                                               Filed Pursuant to Rule 497(j)
                                               Registration File No.: 333-103445




                          CARTER LEDYARD & MILBURN LLP
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200



                                                                 March 19, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Equity Opportunity Trust, Value Select Ten Series 2003B
    File #333-103445
    Rule 497(j) Filing

Dear Sir/Madam:

         On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on March 19, 2003.


                                Very truly yours,

                                /s/ Kathleen H. Moriarty, Esq.
                                ------------------------------
                                Kathleen H. Moriarty, Esq.


cc:  Keith O'Connell